Income Taxes - Provision for income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax:
Current year expense	$ 616.8	$ 401.6
Adjustments to prior years' income taxes	(10.0)	(14.6)
Current income tax	606.8	387.0
Deferred income tax:
Origination and reversal of temporary differences	(197.1)	313.5
Adjustments to prior years' deferred income taxes	11.7	18.9
Other	3.8	6.6
Deferred income tax	(181.6)	339.0
Provision for income taxes	$ 425.2	$ 726.0